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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MatlinPatterson Capital Management L.P.
          520 Madison Avenue
          New York, NY 10022-4213

Form 13F File Number:     028-12832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Lipsky
Title:         Senior Portfolio Manager
Phone:         (212) 651-9500

Signature, Place, and Date of Signing:

/s/ Michael Lipsky            New York, NY              November 14, 2011
--------------------        ----------------           -------------------
     [Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page
Report Summary:

Number of Other Included Managers:                       0
                                                 ---------

Form 13F Information Table Entry Total:                  9
                                                 ---------

Form 13F Information Table Value Total:            $26,773
                                                 ---------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Form 13F File Number            Name
     ------            ----------------------          -------------

     None.

                                         MatlinPatterson Capital Management L.P.
                                                Form 13F Information Table
                                             Quarter ended September 30, 2011


COLUMN 1                      COLUMN 2            COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6 COLUMN 7    COLUMN 8
                                                             VALUE      SHRS or    SH/  PUT/  INV   OTHR    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS       CUSIP     (x$1000)   PRN AMT    PRN  CALL  DISC  MNGR SOLE  SHARED  NONE
----------------------------  -----------------  ---------  ---------  ----------  ---  ----  ----  ---- ----  ------  ----
AOL INC                       COM                00184X105  $    900       75,000  SH   CALL  SOLE        X
DYNEGY INC DEL                COM                26817G300  $  1,233      299,336  SH         SOLE        X
FRONTIER COMMUNICATIONS CORP  COM                35906A108  $  1,528      250,000  SH   CALL  SOLE        x
GENERAL MTRS CO               *W EXP 07/10/2016  37045V118  $    846       72,649  SH   CALL  SOLE        X
GENERAL MTRS CO               *W EXP 07/10/2019  37045V126  $    576       72,649  SH   CALL  SOLE        X
SPDR S&P 500 ETF TR           TR UNIT            78462F103  $ 11,315      100,000  SH   PUT   SOLE        X
SPANSION INC                  COM CL A NEW       84649R200  $  5,708      467,100  SH         SOLE        X
YRC WORLDWIDE INC             COM NEW            984249300  $     25      500,000  SH         SOLE        X
LYONDELLBASELL INDUSTRIES N   SHS - A -          N53745100  $  4,642      190,000  SH         SOLE        X


                                  Total (in thousands)      $ 26,773
